INTERIM CONDENSED BALANCE SHEET - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash	$ 522,800	$ 583,015	$ 81,872
Accounts Receivable	1,150	1,450	150
Prepaid Expenses	138,098	113,462	0
Total Current Assets	662,048	697,927	82,022
Computer equipment, net	2,939	0
Software	319,400	75,750	21,500
TOTAL ASSETS	984,387	773,677	103,522
Current Liabilities
Accounts Payable And Accrued Liabilities	31,275	23,010	15,554
Due To Related Parties		0	1,358
Convertible Debts	0	22,621	0
TOTAL LIABILITIES	31,275	45,631	16,912
SHAREHOLDERS' EQUITY
Common Stock Value	25,108	18,297	12,406
Additional Paid In Capital	3,836,136	1,720,631	175,906
Subscriptions Receivable		(10,500)	(24,500)
Accumulated Deficit	(2,908,132)	(1,000,382)	(77,202)
TOTAL SHAREHOLDERS' EQUITY	953,112	728,046	86,610
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 984,387	$ 773,677	$ 103,522